STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION [Abstract]
Restricted Common Stock Activity
Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2012	2011	2010

Nonvested shares outstanding at January 1	680,781	703,827	755,914
Granted	329,375	-	12,689
Vested	(524,312)	(23,046)	(25,640)
Forfeited	(156,469)	-	(39,136)
Nonvested shares outstanding at December 31	329,375	680,781	703,827

2006 Plan shares issued as of the end of year	1,246,503	838,644	783,358
Shares available for issuance under 2006 Plan as of the end of year	3,753,497	4,161,356	4,216,642

Stock Options Activity

Activity and related information with respect to the Company's stock options is summarized as follows:

	For the years ended December 31,
	2012		2011		2010
	Shares	Exercise price	Shares	Exercise price	Shares	Exercise price

Under option at January 1	348,750	$11.00	348,750	$11.00	$348,750	$11.00
Options granted	109,762	1.43	-	-	-	-
Options exercised	-	-	-	-	-	-
Options forfeited or expired	-	-	-	-	-	-
Under option at December 31	458,512	$8.71	348,750	$11.00	348,750	$11.00
Options exercisable at December 31	348,750	11.00	348,750	11.00	348,750	11.00